SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,076,861	$ 1,123,072	$ 1,217,459
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	876,268	909,323	1,008,834
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 200,593	$ 213,749	$ 208,625